Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Jun. 30, 2016 USD ($)
Commitments and Contingencies [Abstract]
2017	$ 216,748
2018	172,329
2019	128,099
2020	110,250
2021	63,730
Thereafter	194,561
Total	$ 885,717